Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Master Leases
The Company entered into ground lease agreements related to certain acquisitions under leasehold interest arrangements. The following table reflects the minimum base cash rental payments due from the Company over the next five years and thereafter:

(In thousands)	Future Minimum Base Rent Payments
October 1, 2016 to December 31, 2016	$229
2017	921
2018	903
2019	902
2020	674
Thereafter	4,975
$8,604

The Company entered into ground lease agreements related to certain acquisitions under leasehold interest arrangements. The following table reflects the minimum base cash rental payments due from the Company over the next five years and thereafter:

(In thousands)	Future Minimum Base Rent Payments
2016	$895
2017	900
2018	882
2019	882
2020	653
Thereafter	4,873
$9,085

Contractual Obligation, Fiscal Year Maturity Schedule
The following table reflects the expiration of these commitments over the next five years and thereafter:

(In thousands)	Funding Expiration
October 1, 2016 to December 31, 2016	$—
2017	2,450
2018	—
2019	—
2020	—
Thereafter	—
$2,450
The following table reflects the expiration of these commitments over the next five years and thereafter:

(In thousands)	Funding Expiration
2016	$—
2017	2,450
2018	—
2019	—
2020	—
Thereafter	—
$2,450